LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.94%
•Federal Home Loan Mortgage Corp. REMICS
Series 5468 Class WF 4.76% (30 day USD SOFR Average + 1.10%) 11/25/54	396,566	$397,519
Series 5478 Class FD 5.06% (30 day USD SOFR Average + 1.40%) 2/25/54	251,489	253,375
Series 5479 Class FB 5.06% (30 day USD SOFR Average + 1.40%) 12/25/54	140,986	142,036
Series 5482 Class FB 5.16% (30 day USD SOFR Average + 1.50%) 12/25/54	469,734	475,153
Series 5500 Class DF 5.01% (30 day USD SOFR Average + 1.35%) 10/25/54	327,125	328,703
Series 5508 Class FE 5.26% (30 day USD SOFR Average + 1.60%) 2/25/55	361,194	365,249
Series 5513 Class FD 5.01% (30 day USD SOFR Average + 1.35%) 1/25/55	3,421,062	3,446,130
Series 5515 Class FB 5.06% (30 day USD SOFR Average + 1.40%) 3/25/55	187,366	189,060
Series 5516 Class FC 5.06% (30 day USD SOFR Average + 1.40%) 3/25/55	1,312,240	1,323,104
Series 5539 Class FC 5.16% (30 day USD SOFR Average + 1.50%) 5/25/55	243,285	246,086
Series 5543 Class FC 5.16% (30 day USD SOFR Average + 1.50%) 6/25/55	185,606	187,730
Series 5543 Class FG 5.16% (30 day USD SOFR Average + 1.50%) 6/25/55	188,505	190,676
Series 5543 Class FM 5.16% (30 day USD SOFR Average + 1.50%) 6/25/55	249,245	252,115
Series 5563 Class FA 5.01% (30 day USD SOFR Average + 1.35%) 8/25/55	440,248	443,497
Series 5570 Class FA 5.06% (30 day USD SOFR Average + 1.40%) 5/25/55	270,018	272,475
•Federal National Mortgage Association REMICS
Series 2024-88 Class FC 5.06% (30 day USD SOFR Average + 1.40%) 12/25/54	306,800	309,100
Series 2024-95 Class FC 5.06% (30 day USD SOFR Average + 1.40%) 12/25/54	73,884	74,538
Series 2025-13 Class FB 4.96% (30 day USD SOFR Average + 1.30%) 3/25/55	369,400	371,651
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association REMICS (continued)
Series 2025-18 Class FH 5.06% (30 day USD SOFR Average + 1.40%) 8/25/54	127,232	$128,361
Series 2025-2 Class FG 5.11% (30 day USD SOFR Average + 1.45%) 2/25/55	470,759	475,334
Series 2025-35 Class FJ 5.26% (30 day USD SOFR Average + 1.60%) 5/25/55	293,478	296,684
Series 2025-42 Class FA 5.16% (30 day USD SOFR Average + 1.50%) 6/25/55	175,750	177,762
Series 2025-42 Class FE 5.21% (30 day USD SOFR Average + 1.55%) 6/25/55	326,526	330,823
Total Agency Collateralized Mortgage Obligations (Cost $10,631,754)		10,677,161
AGENCY MORTGAGE-BACKED SECURITIES–1.97%
Uniform Mortgage-Backed Security, TBA
3.50% 4/1/56	4,756,000	4,359,559
3.50% 5/1/56	2,300,000	2,105,945
5.00% 4/1/56	12,331,000	12,159,928
5.50% 4/1/56	3,739,236	3,756,459
Total Agency Mortgage-Backed Securities (Cost $22,523,947)		22,381,891
NON-AGENCY ASSET-BACKED SECURITIES–2.60%
AMSR Trust
Series 2022-SFR1 Class E1 4.39% 3/17/39	2,500,000	2,474,433
Series 2022-SFR3 Class D 4.00% 10/17/39	2,180,000	2,128,597
Enterprise Fleet Financing LLC Series 2025-4 Class A4 4.28% 6/20/32	508,000	504,649
FirstKey Homes Trust
Series 2022-SFR1 Class E1 5.00% 5/19/39	2,500,000	2,487,234
Series 2022-SFR1 Class E2 5.00% 5/19/39	2,500,000	2,484,036
Foundation Finance Trust Series 2025-3A Class A 4.56% 8/15/52	571,046	566,552
Progress Residential Trust
Series 2021-SFR8 Class E1 2.38% 10/17/38	2,500,000	2,462,134
Series 2022-SFR3 Class E2 5.60% 4/17/39	968,000	965,408
Series 2022-SFR4 Class D 5.59% 5/17/41	2,500,000	2,499,047
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2022-SFR5 Class D 5.73% 6/17/39	2,500,000	$2,503,599
Series 2022-SFR6 Class D 6.04% 7/20/39	2,150,000	2,150,069
Series 2022-SFR7 Class D 5.50% 10/27/39	1,615,000	1,613,009
Series 2026-SFR1 Class D 4.00% 2/17/43	1,075,000	1,003,988
QTS Issuer ABS II LLC
Series 2026-1A Class A2 5.36% 1/5/56	499,000	487,679
Series 2026-3A Class A2 6.16% 1/5/56	590,000	579,464
Tricon Residential Trust
Series 2022-SFR1 Class E1 5.34% 4/17/39	1,500,000	1,493,663
Series 2022-SFR1 Class E2 5.74% 4/17/39	600,000	599,522
Series 2022-SFR2 Class D 6.23% 7/17/40	2,500,000	2,532,202
Total Non-Agency Asset-Backed Securities (Cost $28,960,854)		29,535,285
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.96%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	2,600	2,561
φAngel Oak Mortgage Trust Series 2025-2 Class A1 5.64% 2/25/70	1,033,183	1,037,818
•Barclays Mortgage Loan Trust Series 2025-NQM3 Class A1 5.64% 5/25/65	1,190,863	1,197,176
φBRAVO Residential Funding Trust Series 2023-NQM3 Class A1 4.85% 9/25/62	1,092,825	1,087,506
♦CHL Mortgage Pass-Through Trust Series 2004-5 Class 2A4 5.50% 5/25/34	19,162	18,676
•COLT Mortgage Loan Trust Series 2025-12 Class A1 4.98% 1/26/71	715,398	711,270
•COMM Mortgage Trust Series 2024-WCL1 Class A 5.51% (1 mo. USD Term SOFR + 1.84%) 6/15/41	540,000	538,144
•Cross Mortgage Trust
Series 2025-H1 Class A1 5.74% 2/25/70	1,041,108	1,046,976
Series 2025-H10 Class A1 4.97% 1/25/71	555,940	552,487
•CSMC Trust Series 2022-NQM5 Class A1 5.17% 5/25/67	2,179,211	2,173,278
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φDeephaven Residential Mortgage Trust Series 2024-1 Class A1 5.74% 7/25/69	448,933	$450,824
φEFMT Series 2025-NQM6 Class A1A 5.00% 12/25/70	538,118	535,471
•Ellington Financial Mortgage Trust Series 2021-3 Class A1 1.24% 9/25/66	1,410,240	1,179,752
φHOMES Trust
Series 2025-AFC1 Class A1 5.73% 1/25/60	611,260	614,655
Series 2025-AFC2 Class A1A 5.47% 6/25/60	1,142,162	1,145,853
•JP Morgan Mortgage Trust Series 2023-DSC1 Class A1 4.63% 7/25/63	606,248	588,023
•JW Commercial Mortgage Trust Series 2024-MRCO Class A 5.29% (1 mo. USD Term SOFR + 1.62%) 6/15/39	510,000	510,000
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.74% 11/25/69	634,345	637,951
•New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1 5.01% 10/26/65	1,190,840	1,184,498
•PRKCM Trust Series 2022-AFC2 Class A1 5.34% 8/25/57	312,161	311,390
PRPM Trust
φSeries 2025-NQM1 Class A1 5.80% 11/25/69	893,059	898,643
φSeries 2025-NQM2 Class A1 5.69% 4/25/70	716,258	719,998
•Series 2025-NQM3 Class A1 5.61% 5/25/70	966,505	971,074
•SG Residential Mortgage Trust
Series 2021-1 Class A1 1.16% 7/25/61	1,734,293	1,439,910
Series 2025-1 Class A1 5.10% 12/25/65	978,335	974,797
Verus Securitization Trust
φSeries 2025-12 Class A1LC 5.11% 12/25/70	781,163	774,286
•Series 2026-1 Class A1 4.86% 1/25/71	718,997	713,823
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 Class 3A5 5.95% 11/25/33	27,582	27,304
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A 4.95% 7/15/35	182,000	$182,779
Total Non-Agency Collateralized Mortgage Obligations (Cost $22,023,540)		22,226,923
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.52%
•AREIT Ltd. Series 2024-CRE9 Class A 5.36% (1 mo. USD Term SOFR + 1.69%) 5/17/41	281,213	281,234
•ARES Commercial Mortgage Trust
Series 2024-IND Class A 5.36% (1 mo. USD Term SOFR + 1.69%) 7/15/41	1,150,000	1,150,360
Series 2026-AZURE Class A 5.00% (1 mo. USD Term SOFR + 1.35%) 3/15/38	970,000	970,000
Series 2026-GCP Class A 4.92% (1 mo. USD Term SOFR + 1.25%) 2/15/43	425,000	423,804
•BAHA Trust Series 2024-MAR Class A 5.57% 12/10/41	1,150,000	1,171,417
•BAMLL Trust Series 2024-BHP Class A 6.02% (1 mo. USD Term SOFR + 2.35%) 8/15/39	770,000	772,994
•BFLD Commercial Mortgage Trust Series 2025-660F Class A 5.17% (1 mo. USD Term SOFR + 1.50%) 11/15/42	876,000	874,084
•BFLD Trust Series 2025-EWEST Class A 5.22% (1 mo. USD Term SOFR + 1.55%) 6/15/42	954,000	953,105
•BX Commercial Mortgage Trust
Series 2024-AIRC Class A 5.36% (1 mo. USD Term SOFR + 1.69%) 8/15/41	424,953	425,351
Series 2024-KING Class A 5.21% (1 mo. USD Term SOFR + 1.54%) 5/15/34	1,204,147	1,204,147
Series 2024-MDHS Class A 5.31% (1 mo. USD Term SOFR + 1.64%) 5/15/41	894,477	894,477
Series 2024-XL4 Class D 6.81% (1 mo. USD Term SOFR + 3.14%) 2/15/39	443,547	444,655
Series 2025-JDI Class A 5.07% (1 mo. USD Term SOFR + 1.40%) 11/15/42	1,280,452	1,280,451
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Trust
Series 2024-VLT4 Class A 5.16% (1 mo. USD Term SOFR + 1.49%) 6/15/41	668,000	$663,825
Series 2025-ARIA Class A 5.03% 12/13/42	1,250,000	1,253,535
Series 2025-VOLT Class A 5.37% (1 mo. USD Term SOFR + 1.70%) 12/15/44	1,086,000	1,082,607
•CIP Commercial Mortgage Trust Series 2025-SBAY Class A 5.07% (1 mo. USD Term SOFR + 1.40%) 10/15/37	1,047,000	1,046,999
•CONE Trust Series 2024-DFW1 Class A 5.31% (1 mo. USD Term SOFR + 1.64%) 8/15/41	210,000	208,490
•CRSNT Trust Series 2026-MOON Class A 5.07% (1 mo. USD Term SOFR + 1.40%) 2/15/31	1,230,000	1,224,619
•DBC Mortgage Trust Series 2025-DBC Class A 5.02% (1 mo. USD Term SOFR + 1.35%) 11/15/42	1,445,000	1,442,287
•DBSG Mortgage Trust
Series 2024-ALTA Class A 5.95% 6/10/37	215,000	216,936
Series 2024-SBL Class A 5.56% (1 mo. USD Term SOFR + 1.88%) 8/15/34	1,085,000	1,083,642
•ELM Trust
Series 2024-ELM Class A10 5.41% 6/10/39	430,000	430,772
Series 2024-ELM Class A15 5.41% 6/10/39	430,000	430,772
•FS Trust
Series 2026-ORL Class A 5.02% (1 mo. USD Term SOFR + 1.35%) 2/15/41	1,145,000	1,142,853
Series 2026-ORL Class C 5.52% (1 mo. USD Term SOFR + 1.85%) 2/15/41	790,000	788,519
•HILT Commercial Mortgage Trust Series 2024-ORL Class A 5.21% (1 mo. USD Term SOFR + 1.54%) 5/15/37	475,000	474,703
•HONO Mortgage Trust Series 2021-LULU Class A 4.94% (1 mo. USD Term SOFR + 1.26%) 10/15/36	150,000	148,406
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•LEX Trust Series 2026-450 Class A 5.02% (1 mo. USD Term SOFR + 1.35%) 3/15/43		683,000	$679,967
•LQR Trust Series 2025-CALI Class A 5.27% (1 mo. USD Term SOFR + 1.60%) 1/15/43		451,000	450,793
•MLTI Trust Series 2026-SF75 Class A 5.07% (1 mo. USD Term SOFR + 1.40%) 3/15/31		675,000	671,624
•NYC Commercial Mortgage Trust Series 2026-1PARK Class A 4.93% (1 mo. USD Term SOFR + 1.25%) 2/15/43		750,000	746,953
•NYCT Trust Series 2024-3ELV Class A 5.66% (1 mo. USD Term SOFR + 1.99%) 8/15/29		183,498	183,498
•One New York Plaza Trust Series 2020-1NYP Class AJ 5.04% (1 mo. USD Term SOFR + 1.36%) 1/15/36		89,000	86,354
•PENN Commercial Mortgage Trust Series 2025-P11 Class A 5.34% 8/10/42		680,000	688,835
•PFP Ltd. Series 2026-13 Class A 5.18% (1 mo. USD Term SOFR + 1.50%) 8/18/43		1,315,000	1,316,082
•SHRN Trust Series 2025-MF18 Class A 4.87% (1 mo. USD Term SOFR + 1.20%) 10/15/40		289,000	288,278
•UNIV Trust Series 2025-APTS Class A 5.32% (1 mo. USD Term SOFR + 1.65%) 11/15/42		1,100,000	1,097,939
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $28,687,817)			28,695,367
ΔSOVEREIGN BONDS–41.32%
Australia–1.82%
Australia Government Bonds
0.25% 11/21/32	AUD	10,024,000	7,381,027
0.75% 11/21/27	AUD	4,343,000	3,872,227
2.00% 8/21/35	AUD	5,895,000	5,422,060
2.50% 9/20/30	AUD	3,731,000	3,986,722
			20,662,036
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.37%
Canada Government Real Return Bonds 4.00% 12/1/31	CAD	5,001,512	$4,196,007
			4,196,007
Denmark–0.31%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,596,353	1,763,972
0.10% 11/15/34	DKK	12,600,688	1,800,605
			3,564,577
France–9.83%
French Republic Government Bonds O.A.T.
0.10% 3/1/28	EUR	9,299,638	10,639,403
0.10% 3/1/28	EUR	759,763	869,219
0.10% 3/1/29	EUR	14,011,128	16,152,335
0.10% 7/25/31	EUR	7,801,040	8,739,034
0.10% 3/1/32	EUR	5,157,249	5,531,832
0.10% 3/1/36	EUR	6,864,436	6,748,088
0.60% 7/25/34	EUR	6,433,766	7,078,567
0.70% 7/25/30	EUR	10,482,363	12,258,284
1.85% 7/25/27	EUR	16,505,321	19,866,045
3.15% 7/25/32	EUR	9,188,934	12,122,293
3.15% 7/25/32	EUR	1,952,905	2,576,326
3.40% 7/25/29	EUR	881,590	1,104,469
3.40% 7/25/29	EUR	6,353,423	7,959,661
			111,645,556
Germany–2.02%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/33	EUR	6,071,521	6,782,920
0.50% 4/15/30	EUR	13,820,605	16,152,458
			22,935,378
Italy–6.55%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	11,306,724	11,989,691
0.40% 5/15/30	EUR	9,475,589	10,843,316
1.10% 8/15/31	EUR	2,916,895	3,411,041
1.25% 9/15/32	EUR	10,077,709	11,801,730
1.30% 5/15/28	EUR	10,282,185	12,217,079
1.50% 5/15/29	EUR	10,530,623	12,586,445
2.35% 9/15/35	EUR	9,280,787	11,553,194
			74,402,496
Japan–2.26%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	410,588,328	2,599,967
0.01% 3/10/32	JPY	459,242,370	2,890,688
0.01% 3/10/33	JPY	492,718,627	3,079,817
0.01% 3/10/34	JPY	608,772,720	3,704,182
0.10% 3/10/27	JPY	43,302	272
0.10% 3/10/28	JPY	796,683,988	5,032,648
0.10% 3/10/29	JPY	1,093,236,558	6,861,156
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government CPI-Linked Bonds 0.01% 3/10/35	JPY	248,465,070	$1,497,785
			25,666,515
Mexico–0.28%
Mexico Bonos 8.00% 4/15/32	MXN	60,042,000	3,178,685
			3,178,685
New Zealand–0.38%
New Zealand Government Bonds Inflation-Linked
2.50% 9/20/35	NZD	3,695,000	2,901,886
3.00% 9/20/30	NZD	1,752,000	1,467,651
			4,369,537
Peru–0.13%
Peru Government International Bonds
6.85% 8/12/35	PEN	2,804,000	820,129
7.60% 8/12/39	PEN	2,256,000	669,648
			1,489,777
Spain–3.79%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,212,701	13,258,028
0.70% 11/30/33	EUR	13,031,207	14,728,483
1.00% 11/30/30	EUR	12,714,626	15,060,228
			43,046,739
Sweden–0.67%
Sweden Bonds Inflation-Linked
0.13% 12/1/27	SEK	16,515,000	2,247,780
0.13% 6/1/30	SEK	9,855,000	1,248,449
0.13% 6/1/32	SEK	11,230,000	1,516,562
3.50% 12/1/28	SEK	14,075,000	2,577,269
			7,590,060
United Kingdom–12.91%
U.K. Inflation-Linked Gilts
0.13% 8/10/28	GBP	12,357,098	16,570,141
0.13% 3/22/29	GBP	12,682,644	16,834,932
0.13% 8/10/31	GBP	10,381,691	13,451,518
0.75% 11/22/33	GBP	9,368,931	12,124,365
0.75% 3/22/34	GBP	12,269,533	15,702,686
1.13% 9/22/35	GBP	7,783,502	10,079,539
1.25% 11/22/27	GBP	15,063,428	20,662,147
1.25% 11/22/32	GBP	12,808,087	17,394,353
2.00% 1/26/35	GBP	4,245,000	13,714,328
4.13% 7/22/30	GBP	2,219,000	10,148,717
			146,682,726
Total Sovereign Bonds (Cost $461,946,236)			469,430,089
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–52.70%
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28	11,487,464	$11,650,923
2.50% 1/15/29	6,307,377	6,542,213
3.38% 4/15/32	4,633,609	5,111,615
3.63% 4/15/28	15,830,399	16,642,528
3.88% 4/15/29	18,647,079	20,112,238
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/27	22,272,743	22,146,391
0.13% 1/15/30	19,670,835	18,824,911
0.13% 7/15/30	24,875,181	23,676,266
0.13% 1/15/31	17,817,517	16,750,156
0.13% 7/15/31	26,578,095	24,830,307
0.13% 1/15/32	16,855,364	15,510,757
0.25% 7/15/29	23,783,893	23,129,346
0.38% 7/15/27	20,919,210	20,909,989
0.50% 1/15/28	303,241	300,842
0.63% 7/15/32	25,079,260	23,660,756
0.75% 7/15/28	21,397,964	21,332,164
1.13% 10/15/30	26,130,346	25,895,816
1.13% 1/15/33	25,902,243	24,946,042
1.25% 4/15/28	21,023,220	21,102,070
1.38% 7/15/33	23,846,939	23,309,290
1.63% 10/15/29	22,639,913	22,995,395
1.63% 4/15/30	27,006,789	27,275,376
1.75% 1/15/34	21,964,194	21,870,314
1.88% 7/15/34	26,569,919	26,699,221
1.88% 7/15/35	32,526,714	32,366,836
1.88% 1/15/36	23,848,149	23,560,205
2.13% 4/15/29	21,753,880	22,331,180
2.13% 1/15/35	31,229,302	31,755,799
2.38% 10/15/28	8,234,026	8,523,733
U.S. Treasury Notes
1.88% 2/15/32	11,725,000	10,397,235
4.50% 11/15/33	4,420,000	4,511,508
Total U.S. Treasury Obligations (Cost $597,714,437)		598,671,422

	Number of Shares
MONEY MARKET FUND–0.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	5,560,516	5,560,516
Total Money Market Fund (Cost $5,560,516)		5,560,516

Notional Amount
OPTIONS PURCHASED–0.00%

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Value (U.S. $)
Over-The-Counter–0.00%
Call Swaptions–0.00%
1 Year Interest Rate Swap, expiration date 6/8/26, notional amount $25,360,000 GS	25,360,000	$6,953
Total Options Purchased (Cost $30,739)		6,953

TOTAL INVESTMENTS–104.50% (Cost $1,178,079,840)	$1,187,185,607

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.06)%
Over-The-Counter–(0.06)%
Call Options–(0.00)%
USD vs BRL Strike price BRL5.650, expiration date 5/4/26, notional amount BRL(7,164,200) BRC	(1,268,000)	$(3,032)
USD vs MXN Strike price MXN18.050, expiration date 5/4/26, notional amount MXN(23,049,850) MSC	(1,277,000)	(17,308)
(20,340)
Put Options–(0.00)%
USD vs BRL Strike price BRL5.150, expiration date 5/4/26, notional amount BRL(6,530,200) BRC	(1,268,000)	(13,762)

Call Swaptions–(0.00)%
1 Year Interest Rate Swap, expiration date 6/8/26, notional amount $(25,360,000) GS	(25,360,000)	(2,116)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(1,976,800) DB	(1,976,800)	(10,463)
(12,579)
Put Swaptions–(0.06)%
1 Year Interest Rate Swap, expiration date 6/8/26, notional amount $(25,360,000) GS	(25,360,000)	(74,544)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(988,400) DB	(988,400)	(6,878)
2 Year Interest Rate Swap, expiration date 10/21/26, notional amount $(46,050,000) GS	(46,050,000)	(175,362)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $(54,991,000) CBK	(54,991,000)	(214,372)
2 Year Interest Rate Swap, expiration date 12/8/27, notional amount $(10,680,000) DB	(10,680,000)	(62,960)
2 Year Interest Rate Swap, expiration date 12/16/27, notional amount $(31,175,000) DB	(31,175,000)	(111,907)
(646,023)
Total Options Written (Premiums received $(420,854))		(692,704)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.44%)	(50,453,959)
NET ASSETS APPLICABLE TO 119,026,942 SHARES OUTSTANDING –100.00%	$1,136,038,944

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	1,172,000	USD	(1,350,944)	4/2/26	$3,839	$—
BNP	GBP	(112,025,000)	USD	151,673,347	4/2/26	3,397,710	—
BNP	MXN	106,262,000	USD	(5,825,238)	6/17/26	63,609	—
BOA	AUD	(2,417,000)	USD	1,715,615	4/2/26	48,051	—
BOA	CAD	(5,697,000)	USD	4,170,946	4/2/26	75,258	—
BRC	AUD	(24,979,000)	USD	17,780,537	4/2/26	546,735	—
BRC	EUR	(1,012,000)	USD	1,175,674	4/2/26	5,844	—
BRC	EUR	1,043,690	USD	(1,204,388)	5/4/26	4,010	—
BRC	GBP	1,611,000	USD	(2,149,842)	4/2/26	—	(17,532)
BRC	JPY	(4,906,511,364)	USD	31,515,866	4/2/26	594,709	—
BRC	JPY	4,841,193,000	USD	(30,355,162)	4/2/26	154,355	—
BRC	JPY	(4,841,193,000)	USD	30,446,721	5/7/26	—	(163,973)
BRC	MXN	(152,293,000)	USD	8,495,308	6/17/26	55,506	—
BRC	PEN	(5,303,775)	USD	1,518,000	6/17/26	197	—
CBA	NZD	(7,615,000)	USD	4,564,732	4/2/26	188,488	—
CBK	EUR	214,901,000	USD	(246,830,192)	4/2/26	1,586,319	—
CBK	EUR	(219,688,000)	USD	252,733,323	5/4/26	—	(1,624,269)
CBK	GBP	493,000	USD	(656,227)	4/2/26	—	(3,695)
DB	BRL	(13,993,459)	USD	2,642,000	6/17/26	—	(13,224)
DB	MXN	(20,304,671)	USD	1,130,000	6/17/26	4,752	—
DB	MXN	(16,541,592)	USD	922,000	6/22/26	5,669	—
DB	NZD	7,565,000	USD	(4,330,940)	4/2/26	16,569	—
DB	NZD	(7,565,000)	USD	4,335,753	5/4/26	—	(16,690)
GSI	BRL	15,452,952	USD	(2,884,000)	6/17/26	48,159	—
GSI	EUR	(212,134,000)	USD	250,825,544	4/2/26	5,607,569	—
GSI	GBP	111,174,000	USD	(147,080,011)	4/2/26	69,247	—
GSI	GBP	(111,174,000)	USD	147,075,431	5/5/26	—	(66,262)
GSI	SEK	(71,995,000)	USD	7,970,976	4/2/26	365,049	—
HSBC	AUD	223,662	USD	(153,129)	5/4/26	1,119	—
HSBC	DKK	(23,014,000)	USD	3,642,415	4/1/26	82,537	—
HSBC	EUR	(2,051,000)	USD	2,426,884	4/2/26	56,014	—
HSBC	GBP	257,014	USD	(338,913)	5/5/26	1,252	—
HSBC	JPY	65,318,000	USD	(408,561)	4/2/26	3,077	—
JPM	JPY	768,926,489	USD	(4,854,338)	5/7/26	7,558	—
MSC	AUD	(2,654,873)	USD	1,888,216	4/2/26	56,535	—
MSC	CAD	(213,514)	USD	156,756	4/2/26	3,256	—
MSC	DKK	23,014,000	USD	(3,545,668)	4/1/26	14,209	—
MSC	DKK	(23,014,000)	USD	3,552,535	5/4/26	—	(14,110)
MSC	EUR	(789,129)	USD	933,053	4/2/26	20,853	—
MSC	GBP	(1,310,492)	USD	1,762,008	4/2/26	27,449	—
NWMP	AUD	30,039,000	USD	(20,610,359)	4/2/26	114,497	—
NWMP	AUD	(30,039,000)	USD	20,602,669	5/4/26	—	(113,687)
RBC	CAD	5,911,000	USD	(4,246,649)	4/2/26	2,888	—
RBC	CAD	(5,911,000)	USD	4,252,545	5/4/26	—	(2,975)
SCB	EUR	(457,937)	USD	537,870	4/2/26	8,514	—
SCB	GBP	(441,715)	USD	592,092	4/2/26	7,440	—
SCB	SEK	71,995,000	USD	(7,582,397)	4/2/26	23,530	—
SCB	SEK	(71,995,000)	USD	7,594,946	5/4/26	—	(24,276)
TDB	MXN	68,409,400	USD	(3,806,214)	6/17/26	—	(15,089)
UBS	GBP	456,000	USD	(608,008)	4/2/26	—	(4,449)
Total Foreign Currency Exchange Contracts						$13,272,372	$(2,080,231)
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
301	CBOT 2 Year U.S. Treasury Notes Futures	$62,441,039	$62,520,740	6/30/26	$—	$(79,701)
226	CBOT 5 Year U.S. Treasury Notes Futures	24,448,609	24,404,309	6/30/26	44,300	—
(39)	CBOT U.S. Long Bond Futures	(4,441,125)	(4,558,154)	6/18/26	117,029	—
(15)	Eurex 30 Year Euro BUXL Futures	(1,911,661)	(1,911,323)	6/8/26	—	(338)
38	SFE 10 Year Australian Bond Futures	2,825,100	2,852,763	6/15/26	—	(27,663)
72	SFE 3 Year Australian Bond Futures	5,149,204	5,175,969	6/15/26	—	(26,765)
53	Three-Month SOFR Futures	12,768,363	12,827,975	3/16/27	—	(59,612)
114	Three-Month SOFR Futures	27,469,725	27,583,299	6/15/27	—	(113,574)
142	Three-Month SOFR Futures	34,237,975	34,321,756	9/14/27	—	(83,781)
48	Three-Month SOFR Futures	11,591,400	11,618,473	3/14/28	—	(27,073)
(247)	Ultra 10 Year U.S. Treasury Notes Futures	(28,038,359)	(28,404,833)	6/18/26	366,474	—
(15)	Ultra U.S. Treasury Bond Futures	(1,748,438)	(1,745,820)	6/18/26	—	(2,618)
					527,803	(421,125)
Sovereign Bond:
57	Montreal Exchange 10 Year Canadian Bond Futures	4,917,382	4,907,420	6/19/26	9,962	—
Total Futures Contracts					$537,766	$(421,125)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized by U.S. Treasury Inflation Indexed Notes 1.125%-1.875% 10/15/30-7/15/35; market value $22,243,400	3.75%	3/31/26	4/1/26	$(22,180,376)	$(22,180,376)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 1/15/36; market value $13,896,224	3.75%	3/31/26	4/1/26	(13,835,250)	(13,835,250)
Total Reverse Repurchase Agreements				$(36,015,626)	$(36,015,626)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	12,150,000	2.56%	10/2/28	$107,831	$107,831	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,080,000	2.71%	1/15/29	(12,899)	—	(12,899)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,727,375	2.43%	4/15/30	8,753	8,753	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,506,571	2.43%	4/15/30	17,936	17,936	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,595,000	3.34%	7/15/29	164,930	164,930	—
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.32%	7/15/30	$80,208	$80,208	$—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,600,000	3.36%	7/15/29	159,050	159,050	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.35%	7/15/30	76,858	76,858	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,274,200	3.41%	7/15/29	85,480	85,480	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,428,900	3.39%	7/15/30	38,439	38,439	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,339,684	3.42%	7/15/29	84,968	84,968	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,457,478	3.40%	7/15/30	38,284	38,284	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 6,542,070	3.43%	7/15/29	164,702	164,702	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,855,037	3.41%	7/15/30	74,542	74,542	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,208,657	3.49%	7/15/29	70,617	70,617	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,400,296	3.46%	7/15/30	32,376	32,376	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,463,389	3.37%	8/15/29	146,011	146,011	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,384,289	3.35%	8/15/30	65,395	65,395	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,100,000	2.63%	9/9/30	(24,619)	—	(24,619)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,595,000	(3.20%)	7/15/27	(148,970)	—	(148,970)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,570,000	(3.20%)	7/15/35	(84,780)	—	(84,780)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,600,000	(3.23%)	7/15/27	(145,872)	—	(145,872)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,570,000	(3.21%)	7/15/35	(80,463)	—	(80,463)
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,274,200	(3.28%)	7/15/27	$(80,660)	$—	$(80,660)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,428,900	(3.24%)	7/15/35	(39,931)	—	(39,931)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,457,478	(3.24%)	7/15/35	(41,079)	—	(41,079)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,339,684	(3.30%)	7/15/27	(80,543)	—	(80,543)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,855,037	(3.24%)	7/15/35	(80,817)	—	(80,817)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 6,542,070	(3.32%)	7/15/27	(155,655)	—	(155,655)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,400,296	(3.27%)	7/15/35	(35,100)	—	(35,100)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,208,657	(3.43%)	7/15/27	(67,014)	—	(67,014)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,463,389	(3.26%)	8/15/27	(124,557)	—	(124,557)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,384,289	(3.20%)	8/15/35	(73,051)	—	(73,051)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	22,500,000	2.83%	10/15/27	(5,849)	—	(5,849)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,100,000	2.75%	1/15/28	38,675	38,675	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 6,265,000	3.08%	1/15/36	289,811	289,811	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	28,107,000	2.38%	2/24/28	239,255	239,255	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	14,053,500	2.36%	2/26/28	123,607	123,607	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 17,830,000	4.21%	3/15/28	242,991	242,991	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 4,150,000	3.45%	3/15/36	40,608	40,608	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	42,160,500	2.75%	3/11/27	191,054	191,054	—
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,520,000	2.50%	3/12/30	$13,561	$13,561	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,008,000	2.58%	3/16/30	(262)	—	(262)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,008,000	2.57%	3/17/30	667	667	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,095,000	2.46%	1/15/34	(12,440)	—	(12,440)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,305,000	2.50%	1/15/32	(10,359)	—	(10,359)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 4,485,000	4.10%	3/15/28	44,823	44,823	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,307,692	2.55%	3/19/31	(3,099)	—	(3,099)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,615,384	2.64%	3/23/31	(19,377)	—	(19,377)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,439,000	2.52%	3/26/31	775	775	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,305,000	2.42%	1/15/32	11,393	11,393	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,008,000	2.61%	3/30/30	(3,371)	—	(3,371)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,760,000	2.66%	3/31/29	(1,182)	—	(1,182)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 6,265,000	(3.13%)	1/15/56	(283,449)	—	(283,449)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	28,107,000	(2.41%)	2/24/27	(220,891)	—	(220,891)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	14,053,500	(2.42%)	2/26/27	(108,811)	—	(108,811)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 17,830,000	(3.99%)	3/15/30	(243,744)	—	(243,744)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 4,150,000	(3.75%)	3/15/31	(43,434)	—	(43,434)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	21,080,250	(2.58%)	3/11/28	(96,804)	—	(96,804)
LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	21,080,250	(2.58%)	3/11/28	$(98,811)	$—	$(98,811)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 4,485,000	(3.86%)	3/15/30	(50,586)	—	(50,586)
Total Inflation Swap Contracts				$175,121	$2,653,600	$(2,478,479)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
22,150,000	3.79	SOFR12M	Receive	At Maturity	5/16/26	$49,696	$5	$49,691	$—
22,150,000	3.80	SOFR12M	Pay	At Maturity	5/16/26	(48,276)	4	—	(48,280)
16,998,000	3.81	SOFR12M	Receive	At Maturity	5/16/26	34,626	1,311	33,315	—
16,998,000	3.90	SOFR12M	Pay	At Maturity	5/16/26	(19,756)	3	—	(19,759)
EUR 976,000	3.10	EURIBOR06M	Receive	Annual/Semiannual	3/24/56	424	40	384	—
12,900,000	3.23	SOFR12M	Pay	At Maturity	12/9/27	(47,929)	369	—	(48,298)
EUR 1,039,000	2.98	EURIBOR06M	Receive	Annual/Semiannual	3/17/66	(9,265)	835	—	(10,100)
EUR 2,820,000	2.98	EURIBOR06M	Pay	Annual/Semiannual	3/17/36	(21,970)	(678)	—	(21,292)
Total IRS Contracts							$1,889	$83,390	$(147,729)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BOA–Bank of America
BRC–Barclays Bank
BRL–Brazilian Real
BUXL–Bundesanleihe
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CBK–Citibank NA
CBOT–Chicago Board of Trade
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NWMP–Natwest Markets PLC
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PEN–Peruvian Nuevo Sol
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TDB–Toronto-Dominion Bank
UK-RPI–United Kingdom Retail Price Index
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
WF–Wells Fargo
LVIP BlackRock Inflation Protected Bond Fund–13